Schedule of supplier accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current portion	R$ 3,267,404	R$ 3,128,732
Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion	3,267,404	3,128,732
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	203,946	196,246
Foreign Currency [Member] | Current Installment [Member]
IfrsStatementLineItems [Line Items]
Current portion	3,267,404	3,128,732
Foreign Currency [Member] | Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion	50,864	47,358
Foreign Currency [Member] | Trade Suppliers Related To Materials And Services 2 [Member]
IfrsStatementLineItems [Line Items]
Current portion	153,082	148,888
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	3,063,458	2,932,486
Local Currency [Member] | Trade Suppliers Related To Materials And Services 1 [Member]
IfrsStatementLineItems [Line Items]
Current portion	2,966,897	2,839,547
Local Currency [Member] | Trade Suppliers Related To Interconnection [Member]
IfrsStatementLineItems [Line Items]
Current portion	65,464	64,066
Local Currency [Member] | Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion	212	212
Local Currency [Member] | Trade Suppliers Related To Co Billing [Member]
IfrsStatementLineItems [Line Items]
Current portion	R$ 30,885	R$ 28,661